Series F Preferred shares been convertible the dilutive effects would be as follows: (Details) - shares	3 Months Ended		12 Months Ended
	May 31, 2023	May 31, 2022	Feb. 28, 2023	Feb. 28, 2022
Earnings Per Share [Abstract]
Convertible series F preferred shares	21,147,364,222	16,798,367,179	20,178,158,517	16,336,475,742